Revenue - Schedule of Future Minimum Revenues Committed (Detail) $ in Millions	Dec. 31, 2021 USD ($)
Operating lease revenue
2022	$ 1,604.1
2023	1,470.5
2024	1,180.0
2025	806.8
2026	463.3
Thereafter	344.7
Future minimum revenue to be received from operating leases	5,869.4
Direct financing leases
2022	63.5
2023	61.0
2024	58.2
2025	55.2
2026	53.1
Thereafter	393.1
Future interest income to be earned from direct financing leases	684.1
Other
2022	4.1
2023	0.7
2024	0.0
2025	0.0
2026	0.0
Thereafter	0.0
Future minimum revenue receivable other	4.8
Total committed revenue
2022	1,671.7
2023	1,532.2
2024	1,238.2
2025	862.0
2026	516.4
Thereafter	737.8
Future minimum revenues receivable	$ 6,558.3